Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Private Placement [Abstract]
Private Placement

Note 5 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor and Chardan purchased an aggregate of 477,500 Private Units at a price of $10.00 per Private Unit for an aggregate purchase price of $4,775,000 in a private placement. Simultaneously with the closing of the over-allotment option, the Company consummated the sale of an additional aggregate of 52,500 Private Units with the Sponsor and Chardan at a price of $10.00 per Private Unit, generating total proceeds of $525,000. The Private Units are identical to the Public Units except with respect to certain registration rights and transfer restrictions and the private warrants, which have terms and provisions that are identical to those of the warrants being sold as part of the units in the IPO, except that the private warrants (i) will be exercisable either for cash or on a cashless basis at the holder’s option and (ii) will not be redeemable by the Company, in either case as long as the private warrants are held by the initial purchasers or any of their permitted transferees. The net proceeds from the Private Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.

Note 5 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor and Chardan purchased an aggregate of 477,500 Private Units at a price of $10.00 per Private Unit for an aggregate purchase price of $4,775,000 in a private placement. Simultaneously with the closing of the over-allotment option, the Company consummated the sale of an additional aggregate of 52,500 Private Units with the Sponsor and Chardan at a price of $10.00 per Private Unit, generating total proceeds of $525,000. The Private Units are identical to the Public Units except with respect to certain registration rights and transfer restrictions and the private warrants, which have terms and provisions that are identical to those of the warrants being sold as part of the units in the IPO, except that the private warrants (i) will be exercisable either for cash or on a cashless basis at the holder’s option and (ii) will not be redeemable by the Company, in either case as long as the private warrants are held by the initial purchasers or any of their permitted transferees. The net proceeds from the Private Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.